EuroPacific Growth Fund®
Investment portfolio
December 31, 2021
unaudited
Common stocks 93.31% Information technology 20.38%	Shares	Value (000)
ASML Holding NV	9,356,844	$7,528,310
Taiwan Semiconductor Manufacturing Company, Ltd.	211,644,649	4,704,574
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	7,995,332	961,919
Shopify, Inc., Class A, subordinate voting shares[1]	2,119,485	2,919,357
Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[1]	138,936	191,299
Keyence Corp.	4,653,109	2,923,817
Nice, Ltd. (ADR)[1,2,3]	4,276,382	1,298,310
Nice, Ltd.[1,2]	273,527	83,731
Hexagon AB, Class B	72,051,686	1,145,418
Tokyo Electron, Ltd.	1,931,100	1,112,695
Adyen NV1	387,747	1,020,412
SAP SE	5,953,405	846,566
Nomura Research Institute, Ltd.	19,716,019	845,854
Halma PLC	18,760,792	812,597
Samsung Electronics Co., Ltd.	12,253,327	807,096
PagSeguro Digital, Ltd., Class A1	29,318,215	768,724
Edenred SA2	14,666,882	677,448
STMicroelectronics NV	11,607,313	573,131
Atlassian Corp. PLC, Class A1	1,392,115	530,800
Nemetschek SE	4,106,475	527,365
Fujitsu, Ltd.	3,041,100	521,611
Worldline SA, non-registered shares[1,3]	8,563,453	477,823
Dassault Systemes SE	7,722,817	459,932
Snowflake, Inc., Class A1	1,300,683	440,606
Amadeus IT Group SA, Class A, non-registered shares[1]	5,100,513	346,326
Wise PLC, Class A1,3	30,691,234	314,308
StoneCo, Ltd., Class A1	17,622,929	297,123
Capgemini SE	1,166,789	286,268
Silergy Corp.	1,501,298	272,672
OBIC Co., Ltd.	1,249,755	234,675
Infosys, Ltd. (ADR)	9,128,948	231,054
ironSource Ltd., Class A1,3	28,646,791	221,726
NVIDIA Corp.	732,811	215,527
Suse SA1,3	4,501,141	206,007
Delta Electronics, Inc.	18,301,529	181,911
Xero, Ltd.[1,3]	1,762,115	181,330
Reply SpA	858,877	174,738
Infineon Technologies AG	3,628,442	168,379
TE Connectivity, Ltd.	1,002,101	161,679
MediaTek, Inc.	3,509,000	150,927
Nuvei Corp., subordinate voting shares[1]	2,145,121	139,057
ASM International NV	307,775	136,201
NXP Semiconductors NV	575,499	131,087
Sinch AB1	9,788,808	124,686
Zscaler, Inc.[1]	385,282	123,803
Flat Glass Group Co., Ltd., Class H1,3	24,062,000	122,199
EuroPacific Growth Fund — Page 1 of 14

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Nexi SpA[1]	7,612,679	$121,252
Kingdee International Software Group Co., Ltd.[1]	35,679,000	109,816
ITOCHU Techno-Solutions Corp.	3,321,900	106,851
Afterpay, Ltd.[1]	1,672,951	101,036
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	2,195,647	88,662
Lightspeed Commerce, Inc., subordinate voting shares[1]	300,807	12,162
SimCorp AS	913,429	99,956
Endava PLC, Class A (ADR)[1]	585,222	98,270
TELUS International (Cda), Inc., subordinate voting shares[1]	2,937,582	97,116
SUMCO Corp.	3,637,200	74,274
Okta, Inc., Class A1	305,300	68,439
Canva, Inc.[1,4,5,6]	37,779	64,382
ALTEN SA, non-registered shares	356,709	64,369
JustSystems Corp.	1,253,848	58,643
TDK Corp.	1,198,000	46,762
Otsuka Corp.	920,900	43,951
Microsoft Corp.	114,400	38,475
AVEVA Group PLC	737,769	33,993
Bechtle AG, non-registered shares	210,798	15,105
BE Semiconductor Industries NV	157,999	13,495
		37,958,087
Financials 14.46%
HDFC Bank, Ltd.	108,940,803	2,168,099
HDFC Bank, Ltd. (ADR)	7,763,013	505,139
AIA Group, Ltd.	248,533,012	2,505,235
UniCredit SpA[2]	122,486,201	1,888,718
Kotak Mahindra Bank, Ltd.	55,122,757	1,331,878
Deutsche Bank AG1	89,405,754	1,121,505
Société Générale	29,632,450	1,019,012
Barclays PLC	397,616,595	1,006,423
ING Groep NV	56,594,834	788,791
ICICI Bank, Ltd.	70,785,328	704,800
ICICI Bank, Ltd. (ADR)	937,595	18,555
Brookfield Asset Management, Inc., Class A	11,775,424	711,000
Toronto-Dominion Bank (CAD denominated)	9,111,091	698,521
Banco Santander, SA	197,081,569	659,782
EQT AB	11,561,339	630,767
Hong Kong Exchanges and Clearing, Ltd.	10,580,264	617,919
Sberbank of Russia PJSC (ADR)	36,298,601	582,593
Commerzbank AG, non-registered shares[1,2]	71,609,664	545,338
KBC Groep NV	6,284,950	539,948
FinecoBank SpA	30,321,846	532,838
Bajaj Finserv, Ltd.	2,316,600	511,284
BNP Paribas SA	6,529,938	451,784
ABN AMRO Bank NV	30,320,623	445,861
Aegon NV3	88,899,570	444,625
B3 SA-Brasil, Bolsa, Balcao	215,381,600	430,763
HDFC Life Insurance Company, Ltd.	43,138,945	376,951
DBS Group Holdings, Ltd.	15,295,435	370,695
Macquarie Group, Ltd.	2,464,060	368,226
AXA SA	11,504,658	342,972
XP, Inc., Class A1	11,257,470	323,540
Ping An Insurance (Group) Company of China, Ltd., Class H	36,335,000	261,648
Ping An Insurance (Group) Company of China, Ltd., Class A	7,054,193	55,795
EuroPacific Growth Fund — Page 2 of 14

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Aon PLC, Class A	1,055,998	$317,391
3i Group PLC	15,493,037	303,864
London Stock Exchange Group PLC	3,090,847	289,925
Banco Bilbao Vizcaya Argentaria, SA	44,820,639	267,899
China Merchants Bank Co., Ltd., Class H	33,295,100	258,545
Allfunds Group PLC[1]	12,824,515	252,534
Housing Development Finance Corp., Ltd.	6,597,000	229,537
Bajaj Finance, Ltd.	2,219,716	208,347
Euronext NV	1,883,335	195,656
Bridgepoint Group PLC[1]	28,804,412	192,212
Capitec Bank Holdings, Ltd.	1,370,866	175,481
Futu Holdings, Ltd. (ADR)[1,3]	4,049,181	175,329
Lufax Holding, Ltd. (ADR)[1]	29,842,498	168,013
Axis Bank, Ltd.[1]	16,070,000	146,690
Nu Holdings, Ltd., Class A1,3	12,850,107	120,534
Bank Mandiri (Persero) Tbk PT	213,155,800	105,064
East Money Information Co., Ltd., Class A1	17,986,635	104,730
TCS Group Holding PLC (GDR)[3]	904,663	76,281
DNB Bank ASA	2,993,772	68,670
Discovery, Ltd.[1]	5,127,851	46,200
PICC Property and Casualty Co., Ltd., Class H	54,510,000	44,530
Erste Group Bank AG	787,991	37,096
Hiscox, Ltd.	2,860,915	33,334
UBS Group AG3	1,826,831	32,920
Skandinaviska Enskilda Banken AB, Class A	2,214,441	30,841
Antin Infrastructure Partners SA1	688,080	27,027
Partners Group Holding AG	14,720	24,434
Bank Central Asia Tbk PT	46,983,000	24,064
QBE Insurance Group, Ltd.	2,009,199	16,591
Brookfield Asset Management Reinsurance Partners, Ltd., Class A1,3	33,062	2,071
		26,936,815
Consumer discretionary 12.64%
LVMH Moët Hennessy-Louis Vuitton SE3	5,061,761	4,189,566
MercadoLibre, Inc.[1]	2,123,236	2,862,971
Sony Group Corp.	11,562,860	1,455,033
Flutter Entertainment PLC[1,2]	9,037,749	1,430,237
Evolution AB	8,354,186	1,189,123
Hermès International	590,429	1,032,504
Kering SA	1,260,634	1,014,565
EssilorLuxottica	3,963,866	844,988
Entain PLC[1,2]	30,600,042	697,077
Delivery Hero SE1	5,560,055	620,352
Compagnie Financière Richemont SA, Class A	3,823,627	574,677
Coupang, Inc., Class A1,3	18,830,689	553,246
Meituan, Class B1	18,679,118	539,948
Ferrari NV (EUR denominated)[1]	1,648,499	426,976
Galaxy Entertainment Group, Ltd.[1]	77,886,374	403,538
Li Ning Co., Ltd.	36,074,500	394,862
Barratt Developments PLC	37,572,343	380,403
adidas AG	1,205,959	347,640
Persimmon PLC	8,736,598	337,734
Domino’s Pizza Enterprises, Ltd.	3,918,773	336,516
Grab Holdings, Ltd., Class A1,3,4,7	26,602,915	183,988
Grab Holdings, Ltd., Class A1	20,868,520	148,793
EuroPacific Growth Fund — Page 3 of 14

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Maruti Suzuki India, Ltd.	2,855,619	$285,289
Industria de Diseño Textil, SA	8,445,859	274,333
Taylor Wimpey PLC	107,433,307	255,206
Pan Pacific International Holdings Corp.	17,442,100	240,638
Prosus NV, Class N	2,642,036	221,175
Stellantis NV3	10,806,287	205,189
Booking Holdings, Inc.[1]	84,540	202,831
JD.com, Inc., Class A1	5,700,543	200,313
Daimler AG1	2,524,970	194,300
Midea Group Co., Ltd., Class A	15,833,363	183,367
B&M European Value Retail SA	21,328,422	183,030
Just Eat Takeaway (GBP denominated)[1]	2,756,326	152,068
Just Eat Takeaway (EUR denominated)[1]	176,735	9,753
Melco Resorts & Entertainment, Ltd. (ADR)[1]	13,502,698	137,457
ASOS PLC[1]	3,627,950	117,413
Americanas SA, ordinary nominative shares[1]	20,220,789	114,645
China Tourism Group Duty Free Corp., Ltd., Class A	2,859,434	98,439
Alibaba Group Holding, Ltd.[1]	5,450,017	83,104
Bandai Namco Holdings, Inc.	935,953	73,181
On Holding AG, Class A1,3	1,910,872	72,250
Nitori Holdings Co., Ltd.	472,000	70,679
Naspers, Ltd., Class N	344,323	53,415
Melco International Development, Ltd.[1]	30,738,000	37,488
Wynn Macau, Ltd.[1,3]	45,698,800	37,332
Astra International Tbk PT	80,668,500	32,262
Lojas Americanas SA, ordinary nominative shares	15,303,273	16,237
Shimano, Inc.	53,600	14,287
JD Health International, Inc.[1,3]	1,732,800	13,656
		23,544,074
Industrials 11.09%
Airbus SE, non-registered shares[1]	22,847,800	2,922,733
Kingspan Group PLC[2]	12,770,851	1,526,660
Recruit Holdings Co., Ltd.	20,776,224	1,259,253
Safran SA	8,404,675	1,030,169
DSV A/S	4,279,801	1,000,818
SMC Corp.	1,435,382	968,193
Ryanair Holdings PLC (ADR)[1]	7,330,883	750,169
Ryanair Holdings PLC[1]	2,061,291	35,789
Melrose Industries PLC[2]	333,342,608	721,462
VAT Group AG	1,197,148	596,997
NIBE Industrier AB, Class B	35,652,366	539,548
Nidec Corp.	4,507,379	529,773
ASSA ABLOY AB, Class B	16,459,012	503,085
MTU Aero Engines AG	2,320,971	474,051
Rentokil Initial PLC	59,897,092	473,470
Spirax-Sarco Engineering PLC	1,818,627	395,087
Nihon M&A Center Holdings, Inc.	15,993,020	392,213
Techtronic Industries Co., Ltd.	17,581,000	349,927
Trane Technologies PLC	1,662,581	335,891
ABB, Ltd.	7,369,601	282,264
AutoStore Holdings, Ltd.[1,3]	69,278,408	273,643
Teleperformance SE1	572,696	255,590
BayCurrent Consulting, Inc.	652,778	252,531
Rolls-Royce Holdings PLC[1]	145,917,948	242,697
EuroPacific Growth Fund — Page 4 of 14

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Contemporary Amperex Technology Co., Ltd., Class A	2,620,780	$241,791
InPost SA1	19,154,553	231,115
Ashtead Group PLC	2,729,826	219,554
Shenzhen Inovance Technology Co., Ltd., Class A	19,602,976	210,998
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	52,173,363	207,110
Wizz Air Holdings PLC[1]	3,637,490	206,197
Deutsche Post AG	3,181,223	204,778
Adecco Group AG	3,956,502	202,341
TFI International, Inc.	1,769,287	198,355
Epiroc AB, Class B	8,294,042	175,955
Epiroc AB, Class A	862,422	21,875
Experian PLC	3,988,123	196,060
Daikin Industries, Ltd.	862,800	195,692
Diploma PLC	4,256,716	194,399
Fluidra, SA, non-registered shares	4,800,503	192,381
Brenntag SE	2,094,495	189,765
ZTO Express (Cayman), Inc., Class A (ADR)	5,686,556	160,475
Schneider Electric SE1	791,991	155,504
Bureau Veritas SA	3,799,786	126,234
CCR SA, ordinary nominative shares	57,060,604	118,731
Rumo SA1	35,849,900	114,308
Hitachi, Ltd.	1,755,200	95,061
Centre Testing International Group Co., Ltd.	19,467,567	82,075
Airports of Thailand PCL, foreign registered shares[1]	44,590,313	81,897
IMCD NV	346,179	76,736
Lifco AB, Class B	2,561,511	76,736
AirTAC International Group[1]	1,721,923	63,482
Interpump Group SpA	839,300	61,585
Beijer Ref AB, Class B	2,262,593	49,553
Daimler Truck Holding AG1	1,262,485	46,412
Grupo Aeroportuario del Pacífico, SAB de CV, Class B1	2,420,981	33,362
RELX PLC	1,025,250	33,333
Indutrade AB	887,991	27,241
TOMRA Systems ASA[1]	300,397	21,524
LIXIL Corp.	711,600	18,961
Komatsu, Ltd.	799,500	18,721
		20,662,310
Health care 10.48%
Daiichi Sankyo Company, Ltd.[2]	106,993,700	2,720,652
WuXi Biologics (Cayman), Inc.[1]	189,132,051	2,244,830
Novo Nordisk A/S, Class B	11,588,678	1,303,982
Olympus Corp.	54,457,400	1,254,324
Sonova Holding AG	2,923,055	1,147,793
AstraZeneca PLC	8,099,117	951,331
M3, Inc.	17,473,351	879,971
Siemens Healthineers AG1	10,472,914	784,799
Lonza Group AG	829,724	693,501
CSL, Ltd.	3,091,017	653,791
WuXi AppTec Co., Ltd., Class A	31,171,300	579,961
WuXi AppTec Co., Ltd., Class H	1,145,440	19,831
Sartorius Stedim Biotech SA	1,040,503	571,457
Shionogi & Co., Ltd.	7,859,202	555,125
Novartis AG	4,235,807	373,190
Aier Eye Hospital Group Co., Ltd., Class A	54,300,209	360,221
EuroPacific Growth Fund — Page 5 of 14

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Coloplast A/S, Class B	1,966,990	$346,599
BeiGene, Ltd. (ADR)[1]	1,175,610	318,508
BeiGene, Ltd.[1]	431,700	8,914
Merck KGaA	1,137,354	293,937
Notre Dame Intermédica Participações SA	22,681,288	245,748
BioNTech SE (ADR)[1]	952,989	245,681
Chugai Pharmaceutical Co., Ltd.	7,206,945	234,008
Grifols, SA, Class A, non-registered shares	10,099,978	194,043
Grifols, SA, Class B (ADR)	3,492,906	39,225
Argenx SE (ADR)[1]	652,169	228,383
Genmab A/S1	546,380	219,989
Alcon, Inc.	2,259,260	200,189
HOYA Corp.	1,332,100	198,142
Bachem Holding AG, Class B	219,378	172,382
Carl Zeiss Meditec AG, non-registered shares	715,891	150,660
Hypera SA, ordinary nominative shares	28,584,628	145,078
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A1	2,328,016	139,096
Ambu AS, Class B, non-registered shares[3]	4,959,941	131,363
Dechra Pharmaceuticals PLC	1,635,146	117,856
Rede D’Or Sao Luiz SA	13,225,900	106,448
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	13,245,079	106,093
Hikma Pharmaceuticals PLC	2,726,847	81,902
AbCellera Biologics, Inc.[1,3]	5,398,598	77,200
ResMed, Inc.	269,937	70,313
Zai Lab, Ltd.[1]	917,788	59,557
Zai Lab, Ltd. (ADR)[1]	109,615	6,890
Asahi Intecc Co., Ltd.	3,033,100	65,155
Amplifon SpA	1,198,760	64,759
CRISPR Therapeutics AG1	472,866	35,834
Straumann Holding AG	9,413	20,010
Alibaba Health Information Technology, Ltd.[1]	22,416,000	18,945
Koninklijke Philips NV (EUR denominated)	493,864	18,423
DiaSorin SpA[1]	92,319	17,600
Hangzhou Tigermed Consulting Co., Ltd., Class A	637,423	12,782
Hutchmed China, Ltd. (ADR)[1]	350,806	12,306
Ping An Healthcare and Technology Co., Ltd., Class H1,3	2,241,800	8,151
Jiangsu Hengrui Medicine Co., Ltd., Class A	771,600	6,139
CanSino Biologics, Inc., Class H1,3	231,000	5,338
		19,518,405
Materials 7.30%
Vale SA, ordinary nominative shares (ADR)	114,567,966	1,606,243
Vale SA, ordinary nominative shares	102,458,709	1,434,054
Sika AG	6,889,748	2,874,761
Koninklijke DSM NV	5,682,821	1,281,039
Shin-Etsu Chemical Co., Ltd.	6,557,700	1,135,611
First Quantum Minerals, Ltd.[2]	44,792,067	1,071,865
Linde PLC	1,694,419	586,997
Linde PLC (EUR denominated)	1,183,057	412,155
Fortescue Metals Group, Ltd.	43,887,733	613,385
Lundin Mining Corp.[2]	47,947,537	374,498
CCL Industries, Inc., Class B, nonvoting shares	6,587,955	353,264
HeidelbergCement AG	3,944,080	267,265
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	31,185,423	257,768
Ivanhoe Mines Ltd., Class A1	31,249,613	254,948
EuroPacific Growth Fund — Page 6 of 14

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
CRH PLC	4,347,145	$230,238
Givaudan SA	40,052	210,633
Rio Tinto PLC	2,911,124	192,762
BASF SE	1,772,430	124,667
Akzo Nobel NV	930,331	102,211
Wacker Chemie AG1	497,887	74,597
Yunnan Energy New Material Co., Ltd., Class A	1,729,573	67,953
Asian Paints, Ltd.	831,597	37,845
Air Liquide SA, non-registered shares	177,387	30,964
Gerdau SA (ADR)	1,660,246	8,168
Chr. Hansen Holding A/S	75,076	5,924
		13,609,815
Energy 5.21%
Reliance Industries, Ltd.	150,994,434	4,810,309
Canadian Natural Resources, Ltd. (CAD denominated)	53,388,029	2,255,892
Cenovus Energy, Inc.	64,824,645	794,838
Neste OYJ	11,559,045	570,616
TotalEnergies SE	10,904,587	554,076
Gazprom PJSC (ADR)	38,743,239	357,988
TC Energy Corp. (CAD denominated)[3]	3,574,957	166,263
Tourmaline Oil Corp.	4,023,964	129,917
Lundin Energy AB1	1,410,731	50,661
Rosneft Oil Company PJSC (GDR)	2,804,557	22,554
		9,713,114
Consumer staples 5.01%
Kweichow Moutai Co., Ltd., Class A	5,456,478	1,755,086
Nestlé SA	12,041,082	1,684,060
Danone SA	10,377,359	644,960
British American Tobacco PLC	14,158,076	523,839
Swedish Match AB	65,561,217	522,534
Avenue Supermarts, Ltd.[1]	6,337,619	398,273
Philip Morris International, Inc.	3,834,977	364,323
Shiseido Company, Ltd.	5,924,100	330,324
Anheuser-Busch InBev SA/NV	5,316,553	321,832
Treasury Wine Estates, Ltd.	30,773,808	277,182
Heineken NV	2,456,911	276,530
Carlsberg A/S, Class B	1,549,087	267,863
Reckitt Benckiser Group PLC	3,081,741	264,543
Kobe Bussan Co., Ltd.	5,307,300	205,547
Pernod Ricard SA	826,593	199,038
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	22,356,952	145,437
CP ALL PCL, foreign registered shares	77,282,800	137,288
Godrej Consumer Products, Ltd.[1]	10,323,995	134,488
Chocoladefabriken Lindt & Sprüngli AG	946	126,867
L’Oréal SA, non-registered shares	253,076	120,135
Coca-Cola HBC AG (CDI)	3,174,983	109,801
Fomento Económico Mexicano, SAB de CV	13,765,300	107,108
Kerry Group PLC, Class A	601,271	77,525
Associated British Foods PLC	2,314,997	62,920
Dabur India, Ltd.	7,659,423	59,767
Ocado Group PLC[1]	2,436,073	55,329
Uni-Charm Corp.	1,098,264	47,729
Foshan Haitian Flavouring and Food Co., Ltd., Class A	2,294,670	37,844
EuroPacific Growth Fund — Page 7 of 14

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Unilever PLC (GBP denominated)	444,760	$23,752
COSMOS Pharmaceutical Corp.	161,100	23,711
Yihai International Holding, Ltd.[3]	4,663,000	21,558
		9,327,193
Communication services 4.69%
Sea, Ltd., Class A (ADR)[1]	12,705,694	2,842,391
Bharti Airtel, Ltd.[1]	110,724,729	1,018,537
Bharti Airtel, Ltd., interim shares[1]	7,438,458	35,288
Tencent Holdings, Ltd.	16,545,863	969,298
Yandex NV, Class A1	10,822,476	654,760
Cellnex Telecom, SA, non-registered shares	11,231,263	654,428
Universal Music Group NV	17,425,644	491,613
SoftBank Group Corp.	6,548,400	309,345
NetEase, Inc.	15,196,800	306,955
Bilibili, Inc., Class Z1	3,515,803	161,687
Bilibili, Inc., Class Z (ADR)[1,3]	2,928,642	135,889
Meta Platforms, Inc., Class A1	868,355	292,071
SoftBank Corp.	16,325,400	206,427
Nintendo Co., Ltd.	392,300	182,969
Ubisoft Entertainment SA1	3,425,090	167,950
Vivendi SE	8,564,310	115,933
América Móvil, SAB de CV, Series L (ADR)	3,677,300	77,628
Playtika Holding Corp.[1]	3,168,936	54,791
Spotify Technology SA1	91,152	21,332
Nordic Entertainment Group AB, Class B1	367,670	19,091
Adevinta ASA[1]	800,090	10,657
		8,729,040
Utilities 1.49%
ENN Energy Holdings, Ltd.[2]	76,791,500	1,445,710
China Gas Holdings, Ltd.	205,172,000	426,260
Ørsted AS	3,050,544	390,048
Engie SA	21,645,891	320,715
Enel SpA	20,392,778	163,588
Iberdrola SA, non-registered shares[1]	2,521,483	29,884
		2,776,205
Real estate 0.56%
ESR Cayman, Ltd.[1]	83,614,200	282,555
Country Garden Services Holdings Co., Ltd.	43,007,142	257,572
Goodman Logistics (HK), Ltd. REIT	11,516,591	222,041
Ayala Land, Inc.	149,999,907	107,957
Longfor Group Holdings, Ltd.	19,012,192	89,483
Sunac Services Holdings, Ltd.	81,589,450	83,184
		1,042,792
Total common stocks (cost: $101,259,418,000)		173,817,850
EuroPacific Growth Fund — Page 8 of 14

unaudited
Preferred securities 1.74% Health care 0.88%	Shares	Value (000)
Sartorius AG, nonvoting non-registered preferred shares	2,186,344	$1,481,544
Grifols, SA, Class B, nonvoting non-registered preferred shares	13,266,670	152,702
		1,634,246
Energy 0.48%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	112,929,356	576,812
Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	31,792,306	321,420
		898,232
Consumer discretionary 0.22%
Volkswagen AG, nonvoting preferred shares	2,039,976	412,200
Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,590,928	155,183
Canva, Inc., Series A, noncumulative preferred shares[1,4,5,6]	3,308	5,637
Canva, Inc., Series A-3, noncumulative preferred shares[1,4,5,6]	133	227
Canva, Inc., Series A-4, noncumulative preferred shares[1,4,5,6]	11	19
Canva, Inc., Series A-5, noncumulative preferred shares[1,4,5,6]	9	15
		161,081
Materials 0.07%
Gerdau SA, preferred nominative shares	26,891,299	131,608
Real estate 0.00%
Ayala Land, Inc., preferred shares[4,5]	481,283,600	—[8]
Total preferred securities (cost: $1,746,767,000)		3,237,367
Rights & warrants 0.10% Health care 0.10%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[4,7]	8,561,420	159,290
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,4,7]	1,712,284	31,858
		191,148
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]	3,617,942	3,971
Total rights & warrants (cost: $197,628,000)		195,119
Short-term securities 5.55% Money market investments 5.18%
Capital Group Central Cash Fund 0.09%[2,9]	96,387,888	9,639,753
Money market investments purchased with collateral from securities on loan 0.37%
Capital Group Central Cash Fund 0.09%[2,9,10]	1,991,226	199,142
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[9,10]	111,400,000	111,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[9,10]	101,000,000	101,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,10]	83,438,841	83,439
EuroPacific Growth Fund — Page 9 of 14

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[9,10]	52,200,000	$52,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[9,10]	52,200,000	52,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[9,10]	48,700,000	48,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[9,10]	48,700,000	48,700
		696,781
Total short-term securities (cost: $10,335,287,000)		10,336,534
Total investment securities 100.70% (cost: $113,539,100,000)		187,586,870
Other assets less liabilities (0.70)%		(1,297,703)
Net assets 100.00%		$186,289,167
Investments in affiliates2

	Value of affiliates at 4/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Common stocks 7.78%
Information technology 1.10%
Nice, Ltd. (ADR)[1,3]	$754,051	$209,368	$3,003	$1,351	$336,543	$1,298,310	$—
Nice, Ltd.[1]	54,803	5,034	205	94	24,005	83,731	—
Edenred SA	768,488	—	2,358	1,258	(89,940)	677,448	13,384
PagSeguro Digital, Ltd., Class A1,11	1,346,146	42,370	33,663	8,206	(594,335)	—	—
Sinch AB1,11	420,959	232,858	389,028	(74,616)	(65,487)	—	—
						2,059,489
Financials 1.31%
UniCredit SpA	1,181,958	148,037	1,170	272	559,621	1,888,718	16,003
Commerzbank AG, non-registered shares[1]	440,362	—	1,369	317	106,028	545,338	—
						2,434,056
Consumer discretionary 1.14%
Flutter Entertainment PLC[1]	1,157,395	440,672	72,393	31,878	(127,315)	1,430,237	—
Flutter Entertainment PLC (EUR denominated)[1,4,12]	786,605	35,569	420,076	1,251	(403,349)	—	—
Entain PLC[1]	423,504	281,524	1,802	1,286	(7,435)	697,077	—
ASOS PLC[1,11]	495,206	—	130,157	(55,020)	(192,616)	—	—
MercadoLibre, Inc.[1,11]	3,878,418	188,725	858,929	483,399	(828,642)	—	—
Melco Resorts & Entertainment, Ltd. (ADR)[1,11]	568,500	—	250,491	(96,755)	(83,797)	—	—
						2,127,314
Industrials 1.21%
Kingspan Group PLC	634,159	539,814	3,113	1,620	354,180	1,526,660	2,598
Melrose Industries PLC	918,926	28,591	86,818	(48,668)	(90,569)	721,462	90,156
Nihon M&A Center Holdings, Inc.[11]	492,414	1,010	54,322	(13,924)	(32,965)	—	1,451
						2,248,122
Health care 1.46%
Daiichi Sankyo Company, Ltd.	3,191,241	185,042	206,599	52,575	(501,607)	2,720,652	12,163
Teva Pharmaceutical Industries, Ltd. (ADR)[1,11]	647,001	—	398,885	(858,319)	716,296	—	—
Notre Dame Intermédica Participações SA11	465,845	—	131,192	(2,239)	(86,666)	—	1,223
						2,720,652
EuroPacific Growth Fund — Page 10 of 14

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 4/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Materials 0.78%
First Quantum Minerals, Ltd.	$1,039,289	$158,860	$386,174	$82,091	$177,799	$1,071,865	$404
Lundin Mining Corp.	103,546	331,489	810	(29)	(59,698)	374,498	10,736
Vale SA, ordinary nominative shares[11]	1,758,537	26,289	—	—	(350,772)	—	203,162
Vale SA, ordinary nominative shares (ADR)[11]	2,778,474	129,256	730,041	(119,987)	(451,459)	—	296,745
						1,446,363
Energy 0.00%
Canadian Natural Resources, Ltd. (CAD denominated)[11]	2,205,274	64,019	617,277	12,424	591,452	—	66,651
Communication services 0.00%
Square Enix Holdings Co., Ltd.[12]	409,233	—	422,787	31,468	(17,914)	—	1,116
Utilities 0.78%
ENN Energy Holdings, Ltd.	1,234,500	125,196	127,411	7,860	205,565	1,445,710	30,089
Total common stocks						14,481,706
Short-term securities 5.29%
Money market investments 5.18%
Capital Group Central Cash Fund 0.09%[9]	8,994,330	16,481,816	15,836,567	(69)	243	9,639,753	3,719
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 0.09%[9,10]	18,166	180,976[13]				199,142	—[14]
Total short-term securities						9,838,895
Total 13.07%				$(552,276)	$(912,834)	$24,320,601	$749,600
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $953,765,000, which represented .51% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $445,416,000, which represented .24% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $375,136,000, which represented .20% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 12/31/2021.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2021. Refer to the investment portfolio for the security value at 12/31/2021.
[12]	Affiliated issuer during the reporting period but no longer held at 12/31/2021.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.	8/26/2021-11/4/2021	$64,403	$64,382.04%
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	5,639	5,637.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	227	227.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	19	19.00
Canva, Inc., Series A-5, noncumulative preferred shares	11/4/2021	15	15.00
Total private placement securities		$ 70,303	$ 70,280.04%
EuroPacific Growth Fund — Page 11 of 14

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value
EuroPacific Growth Fund — Page 12 of 14

unaudited
decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$37,893,705	$—	$64,382	$37,958,087
Financials	26,936,815	—	—	26,936,815
Consumer discretionary	23,360,086	183,988	—	23,544,074
Industrials	20,662,310	—	—	20,662,310
Health care	19,518,405	—	—	19,518,405
Materials	13,609,815	—	—	13,609,815
Energy	9,713,114	—	—	9,713,114
Consumer staples	9,327,193	—	—	9,327,193
Communication services	8,729,040	—	—	8,729,040
Utilities	2,776,205	—	—	2,776,205
Real estate	1,042,792	—	—	1,042,792
Preferred securities	3,231,469	—	5,898	3,237,367
Rights & warrants	3,971	191,148	—	195,119
Short-term securities	10,336,534	—	—	10,336,534
Total	$187,141,454	$375,136	$70,280	$187,586,870
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
EuroPacific Growth Fund — Page 13 of 14

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-016-0222O-S85369	EuroPacific Growth Fund — Page 14 of 14